Net Income - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis Of Income And Expense [Abstract]
Gain (loss) on disposal of property, plant and equipment	$ (3)	$ 0	$ 1,428	$ (38)
Impairment loss on property, plant and equipment	0	0	0	(93)
Impairment loss on right-of-use assets	(420)		0	0
Gain on disposal of investment properties, net	0	0	151	0
Reversal of impairment loss on investment properties	83	3	27	57
Loss on disposal of intangible assets	0	0	(2)	0
Impairment loss on intangible assets	(29)	(1)	(9)	(9)
Impairment loss on other assets	0	0	0	(44)
Other income and expenses	$ (369)	$ (13)	$ 1,595	$ (127)